Intangible assets - Significant assumptions used in recoverable amount calculations (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Australian CGUs | Discount rate
Significant assumptions used in recoverable amount for goodwill
Post-tax rate	9.00%	9.00%
Australian CGUs | Discount rate | Minimum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.70%	11.80%
Australian CGUs | Discount rate | Maximum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.90%	12.10%
Australian CGUs | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	5 years	3 years
Terminal growth rate	2.00%	2.00%
New Zealand | Discount rate
Significant assumptions used in recoverable amount for goodwill
Post-tax rate	9.00%	9.00%
New Zealand | Discount rate | Minimum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.40%	11.50%
New Zealand | Discount rate | Maximum
Significant assumptions used in recoverable amount for goodwill
Pre-tax rate	11.70%	12.00%
New Zealand | Cash flows
Significant assumptions used in recoverable amount for goodwill
Forecast period	5 years	3 years
Terminal growth rate	2.00%	2.00%